CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from VIP Gaming Operations	$ 250,575,452	$ 127,036,361	$ 60,479,937	[1]
Expenses
- Commission to Agents	155,968,504	76,607,712	39,146,410	[1]
- Selling, General and Administrative Expenses	16,550,387	11,246,938	5,271,322	[1]
- Special Rolling Tax	1,993,208	1,042,400	516,742	[1]
- Amortization of Intangible Assets	5,058,204	843,061	0	[1]
Total Expenses	179,570,303	89,740,111	44,934,474	[1]
Operating income including pre-acquisition profit before change in fair value of contingent consideration	71,005,149	37,296,250	15,545,463	[1]
Prior Owners' Interest in Pre-Acquisition Profit	0	(4,329,385)	(15,563,968)	[1]
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	71,005,149	32,966,865	(18,505)	[1]
Change in fair value of contingent consideration for the acquisition of King's Gaming	6,248,361	0	0	[1],[2]
Net Income (Loss) Attributable to Ordinary Shareholders	77,253,510	32,966,865	(18,505)	[1],[2]
Comprehensive Loss
Foreign Currency - Translation Adjustment	(64,634)	(41,534)	0	[1]
Total Comprehensive Income (Loss)	$ 77,188,876	$ 32,925,331	$ (18,505)	[1]
Net Income Per Share
Basic (in dollars per share)	$ 2.07	$ 2.33	$ 0	[1]
Diluted (in dollars per share)	$ 2	$ 1.88	$ 0	[1]
Weighted Average Shares Outstanding
Basic (in shares)	37,371,426	14,177,408	10,350,000	[1]
Diluted (in shares)	38,691,186	17,571,255	10,350,000	[1]

[1]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.